Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

(7)                                 Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	434,545	16,900	38,077	46,389	535,911
Addition for acquisitions	548,462	—	—	—	548,462
Addition for contingent considerations	—	—	—	70,000	70,000
Balance as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553

The gross amount and accumulated impairment losses by segment as of December 31, 2010 and 2011 as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Goodwill, gross	983,007	16,900	38,077	116,389	1,154,373
Accumulated impairment loss	—	—	—	—	—
Goodwill, net as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373

Goodwill, gross	1,024,281	16,900	38,077	—	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Goodwill, net as of December 31, 2011	61,653	16,900	—	—	78,553

The Group performed the annual impairment analysis as of the balance sheet date. No impairment was recorded for the years ended December 31, 2009 and 2010. For the year end December 31, 2011, an impairment loss is recognized in goodwill of RMB1,000,705(see note 2(g)).